Segments (Reconciliation of adjusted EBITDA to consolidated financial statements) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended								12 Months Ended
	Aug. 14, 2013	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Net loss, as reported		$ 2,957	$ (5,513)	$ 1,978	$ (4,057)	$ (3,770)	$ 40	$ (2,237)	$ (8,566)	$ (4,635)	$ (14,533)	$ (42,133)
Interest expense										3,793	4,037	2,842
Income tax expense (benefit)										2,874	(8,084)	(22,332)
Depreciation and amortization										12,060	11,718	16,188
Impairment assets held for sale										432	361	580
IPO transaction-related costs	2,216									10,008	0	0
Restructuring expense										141	2,853	1,349
Discontinued operations, net of taxes		(60)	(90)	(94)	(157)	(1)	(289)	128	113	(401)	(49)	202
Management fees										1,307	1,379	2,406
Non-cash compensation expense										1,049	1,305	384
Acquisition costs										257	284	1,017
Severance and other expense related to store closures and business optimization										1,113	2,375	6,761
Reduction of tax indemnification asset										0	347	1,937
Other items										(195)	0	0
Other reconciling items [Member] | Other reconciling items [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Depreciation and amortization										802	1,699	1,755
Adjusted EBITDA										(27,104)	(23,797)	(26,893)
Operating segments [Member] | Coleman Floor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Depreciation and amortization										134	118	281
Adjusted EBITDA										2,127	1,798	(564)
Operating segments [Member] | Geographic divisions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Depreciation and amortization										11,124	9,901	14,152
Adjusted EBITDA										$ 52,780	$ 23,992	$ (3,342)